OTHER (EXPENSE) INCOME, NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER (EXPENSE) INCOME, NET

NOTE 13. OTHER (EXPENSE) INCOME, NET
For the years ended December 31, 2025 and 2024, Other (expense) income, net consisted of the following:

	Year Ended December 31,
($ in thousands)	2025	2024
Loss on debt extinguishment[1]	$(16,363)	$(1,002)
Loss on disposal of assets[2]	(2,370)	(683)
Loss on lease termination[3]	(1,144)	—
(Loss) gain on foreign currency	(617)	1,039
Loss on provision - loan receivable	(170)	(330)
Loss on investments held at fair value	(67)	(72)
Tax receivable agreement income (expense)	1,542	(65,648)
Changes in fair value of deferred and contingent considerations[4]	1,105	(1,378)
Other income, net	6,929	4,767
Other expense, net	$(11,155)	$(63,307)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on loss on debt extinguishment.
[2]See Note 4 “Property and Equipment” for additional information on loss on disposal of assets.
[3]See Note 5 “Leases” for additional information on loss on lease termination.
[4]See Note 10 “Acquisitions and Dispositions” for additional information related to deferred and contingent considerations.

NOTE 19. INTEREST EXPENSE, NET
Interest expense, net consisted of the following for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Interest expense – notes and loans payable[1]	$(41,746)	$(37,926)
Interest expense – financing activities[1]	(11,273)	(11,549)
Accretion of debt discount and amortization of deferred financing fees[1]	(4,059)	(4,855)
Interest expense – leases[2]	(2,930)	(3,146)
Interest income	3,748	2,922
Other interest expense	(20)	(47)
Interest expense, net	$(56,280)	$(54,601)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Interest expense – notes and loans payable, Interest expense – financing activities, and Accretion of debt discount and amortization of deferred financing fees.
[2]See Note 5 “Leases” for additional information on Interest expense – leases.